Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	95.00%	27.30%	68.40%
VIEs account on total assets	48.90%	30.80%
VIEs account on total liabilities	37.00%	41.00%